MERGER WITH VAPORIN, INC - Schedule of Business Considertion (Details) - USD ($)	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Value of consideration paid	$ 17,735,084
Cash	136,468
Due from merchant credit card processor	201,141
Accounts receivable	81,256
Inventories	981,558
Property and Equipment	206,668
Other Assets	28,021
Notes payable, net of debt discount of $54,623	(512,377)
Notes payable - related party	(1,000,000)
Accounts Payable and accrued expenses	(779,782)
Derivative Liabilities	(49,638)
Excess of liabilities over assets assumed	(706,685)
Value of common stock issued	17,028,399
Excess of liabilities over assets assumed	706,685
Total purchase price	17,735,084
Trade names and technology	1,500,000
Customer relationships	488,274
Assembled workforce	92,326
Total Identifiable Intangible Assets	2,080,600
Goodwill	16,246,477
Total allocation to identifiable intangible assets and goodwill	$ 17,735,084